Unearned Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Unearned Revenue [Abstract]
Schedule of Unearned Revenue
	As of June 30, 2024	As of December 31, 2023
	In thousands of USD
Unearned revenue	$849	$1,034
Total	$849	$1,034